Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 4 - Fair Value Measurements

Retirement benefit plans

The allocations of the AGL Resources Inc. Retirement Plan (AGL Plan), the Employees’ Retirement Plan of NUI Corporation (NUI Plan), and the Health and Welfare Plan for Retirees and Inactive Employees of AGL Resources Inc. (AGL Welfare Plan) were approximately 74% equity and 26% fixed income at December 31, 2013. The plans’ investment policies provide for some variation in these targets. The actual asset allocations of our retirement plans are presented in the following table by Level within the fair value hierarchy.

	December 31, 2013
	Pension plans (1)					Welfare plans
In millions	Level 1	Level 2	Level 3	Total	% of total	Level 1	Level 2	Level 3	Total	% of total
Cash	$3	$1	$-	$4	-%	$1	$-	$-	$1	1%
Equity securities:
U.S. large cap (2)	93	205	-	298	33%	-	52	-	52	62%
U.S. small cap (2)	72	29	-	101	11%	-	-	-	-	-%
International companies (3)	-	139	-	139	15%	-	14	-	14	17%
Emerging markets (4)	-	34	-	34	4%	-	-	-	-	-%
Fixed income securities:
Corporate bonds (5)	-	207	-	207	23%	-	17	-	17	20%
Other (or gov’t/muni bonds)	-	29	-	29	3%	-	-	-	-	-%
Other types of investments:
Global hedged equity (6)	-	-	43	43	5%	-	-	-	-	-%
Absolute return (7)	-	-	39	39	4%	-	-	-	-	-%
Private capital (8)	-	-	22	22	2%	-	-	-	-	-%
Total assets at fair value	$168	$644	$104	$916	100%	$1	$83	$-	$84	100%
% of fair value hierarchy	19%	70%	11%	100%		1%	99%	-%	100%

	December 31, 2012
	Pension plans (1)					Welfare plans
In millions	Level 1	Level 2	Level 3	Total	% of total	Level 1	Level 2	Level 3	Total	% of total
Cash	$14	$2	$-	$16	2%	$1	$-	$-	$1	1%
Equity securities:
U.S. large cap (2)	69	181	-	250	30%	-	38	-	38	55%
U.S. small cap (2)	60	22	-	82	10%	-	-	-	-	-%
International companies (3)	-	120	-	120	14%	-	12	-	12	18%
Emerging markets (4)	-	34	-	34	4%	-	-	-	-	-%
Fixed income securities:
Corporate bonds (5)	-	216	-	216	26%	-	18	-	18	26%
Other (or gov’t/muni bonds)	-	30	-	30	3%	-	-	-	-	-%
Other types of investments:
Global hedged equity (6)	-	-	38	38	4%	-	-	-	-	-%
Absolute return (7)	-	-	36	36	4%	-	-	-	-	-%
Private capital (8)	-	-	23	23	3%	-	-	-	-	-%
Total assets at fair value	$143	$605	$97	$845	100%	$1	$68	$-	$69	100%
% of fair value hierarchy	17%	72%	11%	100%		1%	99%	-%	100%

(1)	Includes $9 million at December 31, 2013 and $8 million at December 31, 2012 of medical benefit (health and welfare) component for 401h accounts to fund a portion of the other retirement benefits.

(2)	Includes funds that invest primarily in U.S. common stocks.

(3)	Includes funds that invest primarily in foreign equity and equity-related securities.

(4)	Includes funds that invest primarily in common stocks of emerging markets.

(5)	Includes funds that invest primarily in investment grade debt and fixed income securities.

(6)	Includes funds that invest in limited / general partnerships, managed accounts, and other investment entities issued by non-traditional firms or “hedge funds.”

(7)	Includes funds that invest primarily in investment vehicles and commodity pools as a “fund of funds.”

(8)

Includes funds that invest in private equity and small buyout funds, partnership investments, direct investments, secondary investments, directly / indirectly in real estate and may invest in equity securities of real estate related companies, real estate mortgage loans, and real-estate mezzanine loans.

The following is a reconciliation of our retirement plan assets in Level 3 of the fair value hierarchy.

	Fair value measurements using significant unobservable inputs - Level 3 (1)
In millions	Global hedged equity	Absolute return	Private capital	Total

Balance at December 31, 2011	$30	$34	$25	$89
Gains included in changes in net assets	3	2	3	8
Purchases	15	-	-	15
Sales	(10)	-	(5)	(15)
Balance at December 31, 2012	$38	$36	$23	$97
Gains included in changes in net assets	5	3	4	12
Purchases	-	-	-	-
Sales	-	-	(5)	(5)
Balance at December 31, 2013	$43	$39	$22	$104

(1)There were no transfers out of Level 3, or between Level 1 and Level 2 for any of the periods presented.

Derivative Instruments

The following table summarizes, by level within the fair value hierarchy, our derivative assets and liabilities that were carried at fair value on a recurring basis in our Consolidated Statements of Financial Position as of the dates presented.

	December 31, 2013		December 31, 2012
In millions	Assets (1)	Liabilities	Assets (1)	Liabilities
Natural gas derivatives
Quoted prices in active markets (Level 1)	$6	$(79)	$8	$(45)
Significant other observable inputs (Level 2)	67	(79)	96	(30)
Netting of cash collateral	43	78	33	36
Total carrying value (2) (3)	$116	$(80)	$137	$(39)
Interest rate derivatives
Significant other observable inputs (Level 2)	$-	$-	$3	$-

(1)	$3 million of premium at December 31, 2013 and $4 million at December 31, 2012 associated with weather derivatives have been excluded as they are accounted for based on intrinsic value.

(2)	There were no significant unobservable inputs (Level 3) for any of the periods presented.

(3)	There were no significant transfers between Level 1, Level 2, or Level 3 for any of the periods presented.

Debt

Our long-term debt is recorded at amortized cost, with the exception of Nicor Gas’ first mortgage bonds, which were recorded at their acquisition-date fair value. The fair value adjustment of Nicor Gas’ first mortgage bonds is being amortized over the lives of the bonds. The following table presents the carrying amount and fair value of our long-term debt as of the following dates.

	As of December 31,
In millions	2013	2012
Long-term debt carrying amount	$3,813	$3,553
Long-term debt fair value (1)	3,956	4,057

(1)	Fair value determined using Level 2 inputs.